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                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-33530


                                                              September 24, 2003
                                                                      Supplement

MORGAN STANLEY LOGO




                       SUPPLEMENT DATED SEPTEMBER 24, 2003

                              TO THE PROSPECTUS OF

                    MORGAN STANLEY EUROPEAN GROWTH FUND INC.

                             Dated December 30, 2002



     The third paragraph of the section of the Prospectus titled "The Fund -- FUND MANAGEMENT" is hereby replaced by the following:


         The Fund's portfolio is managed within the European Growth team. Current members of the team include Jeremy G. Lodwick and Benjamin Legge.